RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Pre-Combination Special Purpose Acquisition Companies - 96.9% (a)
AF Acquisition Corp. - Class A	7,626	$74,887
Apollo Strategic Growth Capital II - Class A (b)	11,406	112,577
Ares Acquisition Corp. - Class A (b)	7,584	75,309
Austerlitz Acquisition Corp. I - Class A (b)	11,454	112,364
Austerlitz Acquisition Corp. II - Class A (b)	15,252	149,622
Bite Acquisition Corp.	7,602	74,842
Carney Technology Acquisition Corp. II - Class A	7,566	75,282
CC Neuberger Principal Holdings III - Class A (b)	7,566	75,130
CF Acquisition Corp. IV - Class A	7,578	75,401
Churchill Capital Corp. V - Class A	11,394	112,801
Churchill Capital Corp. VI - Class A	11,418	112,250
Churchill Capital Corp. VII - Class A	11,442	112,475
Conyers Park III Acquisition Corp. - Class A	11,532	112,091
FAST Acquisition Corp. II - Class A	7,626	74,849
Fortress Capital Acquisition Corp. - Class A (b)	7,560	75,222
Fortress Value Acquisition Corp. III - Class A	15,162	150,104
Fortress Value Acquisition Corp. IV - Class A	15,240	149,962
Goal Acquisitions Corp.	7,620	75,057
Gores Holdings VII, Inc. - Class A	3,804	37,507
Gores Holdings IX, Inc. - Class A	9,624	93,160
Graf Acquisition Corp. IV	11,478	111,910
Hennessy Capital Investment Corp. V - Class A	7,584	74,854
Hennessy Capital Investment Corp. VI - Class A	7,722	75,444
Jaws Hurricane Acquisition Corp. - Class A	11,502	112,145
Jaws Juggernaut Acquisition Corp. - Class A (b)	11,502	112,950
Jaws Mustang Acquisition Corp. - Class A (b)	15,144	150,531
KKR Acquisition Holdings I Corp. - Class A	11,418	112,353
Liberty Media Acquisition Corp. - Class A	3,792	37,692
Live Oak Crestview Climate Acquisition Corp. - Class A	7,734	75,020
Live Oak Mobility Acquisition Corp. - Class A	7,620	74,905
Post Holdings Partnering Corp. - Class A	7,674	74,361
Rice Acquisition Corp. II - Class A (b)	11,430	112,586
Screaming Eagle Acquisition Corp. - Class A (b)	13,584	131,493
Social Capital Hedosophia Holdings Corp. IV - Class A (b)	9,372	93,814
Social Capital Hedosophia Holdings Corp. VI - Class A (b)	9,360	93,600
SVF Investment Corp. - Class A (b)	7,566	75,357
Tech and Energy Transition Corp. - Class A	3,822	37,685
The Music Acquisition Corp. - Class A	7,602	74,956
USHG Acquisition Corp. - Class A	7,602	74,880
TOTAL COMMON STOCKS (Cost $3,620,427)		3,637,428

WARRANTS - 0.3% (a)
AF Acquisition Corp., Expiration: March 2028, Exercise Price: $11.50	2,842	270
Apollo Strategic Growth Capital II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	1,592	175
Ares Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	838	96
Austerlitz Acquisition Corp. I - Class A, Expiration: February 2026, Exercise Price: $11.50 (b)	2,082	208
Austerlitz Acquisition Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	4,490	449
Bite Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50	2,531	152
Carney Technology Acquisition Corp. II, Expiration: November 2027, Exercise Price: $11.50	1,191	45
CC Neuberger Principal Holdings III, Expiration: December 2027, Exercise Price: $11.50 (b)	497	89
CF Acquisition Corp. IV, Expiration: December 2025, Exercise Price: $11.50	2,314	93
Churchill Capital Corp. V - Class A, Expiration: October 2027, Exercise Price: $11.50	1,288	109
Churchill Capital Corp. VI, Expiration: December 2027, Exercise Price: $11.50	1,537	215
Churchill Capital Corp. VII, Expiration: February 2028, Exercise Price: $11.50	1,686	228
Conyers Park III Acquisition Corp., Expiration: August 2028, Exercise Price: $11.50	2,376	608
FAST Acquisition Corp. II - Class A, Expiration: March 2026, Exercise Price: $11.50	2,922	1,281
Fortress Capital Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	1,176	93
Fortress Value Acquisition Corp. III - Class A, Expiration: December 2027, Exercise Price: $11.50	2,395	240
Fortress Value Acquisition Corp. IV, Expiration: March 2028, Exercise Price: $11.50	2,940	514
Goal Acquisitions Corp., Expiration: February 2026, Exercise Price: $11.50	3,104	128
Gores Holdings VII, Inc. - Class A, Expiration: December 2027, Exercise Price: $11.50	294	38
Gores Holdings IX, Inc., Expiration: January 2029, Exercise Price: $11.50	1,047	366
Graf Acquisition Corp. IV, Expiration: May 2028, Exercise Price: $11.50	1,913	279
Hennessy Capital Investment Corp. V, Expiration: January 2026, Exercise Price: $11.50	1,130	113
Hennessy Capital Investment Corp. VI - Class A, Expiration: December 2027, Exercise Price: $11.50	1,731	260
Jaws Hurricane Acquisition Corp., Expiration: February 2023, Exercise Price: $11.50	1,694	349
Jaws Juggernaut Acquisition Corp., Expiration: February 2026, Exercise Price: $11.50 (b)	1,979	500
Jaws Mustang Acquisition Corp., Expiration: January 2026, Exercise Price: $11.50 (b)	2,243	224
KKR Acquisition Holdings I Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50	1,547	186
Liberty Media Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50	298	1
Live Oak Crestview Climate Acquisition Corp., Expiration: March 2026, Exercise Price: $11.50	1,556	529
Live Oak Mobility Acquisition Corp., Expiration: March 2028, Exercise Price: $11.50	1,164	239
Post Holdings Partnering Corp., Expiration: February 2023, Exercise Price: $11.50	1,324	139
Rice Acquisition Corp. II, Expiration: March 2026, Exercise Price: $11.50 (b)	1,197	382
Screaming Eagle Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	2,663	588
SVF Investment Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	805	137
Tech and Energy Transition Corp., Expiration: December 2027, Exercise Price: $11.50	796	40
The Music Acquisition Corp. - Class A, Expiration: February 2028, Exercise Price: $11.50	2,988	108
USHG Acquisition Corp. - Class A, Expiration: December 2028, Exercise Price: $11.50	1,266	63
TOTAL WARRANTS (Cost $13,798)		9,534

MONEY MARKET FUNDS - 2.9%
First American Treasury Obligations Fund, 2.87% (c)	110,225	110,225
TOTAL MONEY MARKET FUNDS (Cost $110,225)		110,225

TOTAL INVESTMENTS (Cost $3,744,450) - 100.1%		3,757,187
Other assets and liabilities, net - (0.1)%		(2,528)
TOTAL NET ASSETS - 100.0%		$3,754,659

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$3,150,196	$487,232	$-	$3,637,428
Money Market Funds	110,225	-	-	$110,225
Warrants	5,451	4,083	-	$9,534
Total Investments - Assets	$3,265,872	$491,315	$-	$3,757,187

*See Schedule of Investments for industry classifications.